Award Timing Disclosure	12 Months Ended
Jul. 31, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to Grants of Stock Options or Similar Awards
Except with respect to options that we have assumed in connection with certain mergers and acquisitions, we have not granted options, stock appreciation rights, or other similar option-like instruments since 2020. However, it is our policy not to time any grants of equity awards in relation to the release of material non-public information.

Award Timing Method	Except with respect to options that we have assumed in connection with certain mergers and acquisitions, we have not granted options, stock appreciation rights, or other similar option-like instruments since 2020.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	we have not granted options, stock appreciation rights, or other similar option-like instruments since 2020. However, it is our policy not to time any grants of equity awards in relation to the release of material non-public information.